Stockholder's Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholder's Equity
Authorized shares of common stock	1,000,000	1,000,000
Common stock, shares issued	1,000,000	1,000,000
Common stock, shares outstanding	1,000,000	1,000,000
Par value of shares of common stock (in dollars per share)	$ 5	$ 5
Dividends paid	$ 110,000	$ 32,000	$ 58,000
Capital contribution	$ 0	$ 21,576	$ 0